Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16. Commitments and Contingencies
The contractual obligations schedule set forth below summarizes our contractual obligations as of December 31, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
	(in thousands)
Secured term loan facilities and revolving credit facilities	151,586	229,460	209,633	92,380	50,403	27,602	761,064
2020 Bonds	—	—	—	100,000	—	—	100,000
2018 Bonds	—	71,697	—	—	—	—	71,697
Office operating leases 1	475	244	999	1,334	1,133	1,403	5,588
Navigator Aurora Facility 2	—	—	—	—	54,767	—	54,767

Total contractual obligations	$152,061	$301,401	$210,632	$193,714	$106,303	$29,005	$993,116

1
The Company occupies office space in London with a new lease commenced in January 2022 for a period of
 10 years with a mutual break option in January 2025, which is the fifth anniversary from the lease commencement date.

The Company entered into a lease for office space in New York that now expires on May 31, 2022. The annual gross rent under this lease is approximately $0.4 million, subject to certain adjustments.

The lease term for our representative office in Gdynia, Poland was revised during 2021 for an amended period to May 31, 2025. The gross rent per year is approximately $64,000.

The Company occupies office space in Denmark with a lease commenced in September 2021 that now expires in December 2025 . The gross rent per year is approximately $180,000.

The weighted average remaining contractual lease term for the above four office leases on December 31, 2021 , was 3.1 years (December 31, 2020: 1.2 years).

2
The Navigator Aurora Facility is a loan facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity. Please read Note 10—Variable Interest Entities to our consolidated financial statements.